February 13, 2007




SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549



Gentlemen:


Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-QSB for the quarter ended December 31, 2006.




Sincerely,

/s/ Rod Lynam
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Rod Lynam, Treasurer